INVENTORIES	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
INVENTORIES

Note 9: - Inventories

	December 31,
	2019	2018
	U.S. Dollars in thousands
Finished products	$12,016	$7,023
Purchased products	10,412	4,813
Work in progress	9,043	4,792
Raw materials	11,702	12,688
Total Inventories	$43,173	$29,316

(1)	The inventories balance as of December 31, 2019 and December 31, 2018 is presented net of impairment of inventories in the amount of $334 thousands and $61 thousands, respectively.